INCOME TAXES (Schedule of Current and Deferred Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Current	$ 2,872	$ 2,971	$ 1,588
Deferred	(107)	81	(16)
Domestic	264	772	321
Foreign	2,501	2,280	1,251
Income tax expenses	$ 2,765	$ 3,052	$ 1,572